Accrued liabilities and provisions - Details of contingent assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 COP ($) item	Dec. 31, 2020 COP ($) item
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets | item	512	568
Proceedings amount | $	$ 379,507	$ 696,108
Ordinary Administrative [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets | item	62	109
Proceedings amount | $	$ 217,550	$ 404,830
Arbitration [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets | item	1	2
Proceedings amount | $	$ 78,600	$ 138,386
Civil [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets | item	188	171
Proceedings amount | $	$ 23,258	$ 87,871
Penal [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets | item	72	149
Proceedings amount | $	$ 55,385	$ 61,466
Labor [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets | item	185	132
Proceedings amount | $	$ 4,714	$ 3,555
Constitutional
Disclosure of accrued liabilities and provisions [Line Items]
Number of processes of contingent assets | item	4	5
Proceedings amount | $	$ 0	$ 0